Long-term Borrowings	12 Months Ended
Dec. 31, 2018
Disclosure Of Long Term [Abstract]
Disclosure of other non-current liabilities [text block]
23.	Long-term Borrowings

Bank or agent bank	Durations	December 31, 2017	December 31, 2018
		(in thousands)
Syndicated loans:
Bank of Taiwan and others	From Feb. 2015 to Aug. 2019	$22,704,000	5,912,000
Bank of Taiwan and others	From Apr. 2016 to Apr. 2021	37,500,000	36,175,000
Bank of Taiwan and others	From May 2017 to May 2022	10,000,000	10,000,000
Bank of Taiwan and others	From Jul. 2018 to Jul. 2023	-	210,000
First Commercial Bank and others	From Feb. 2016 to Jan. 2019	2,395,868	1,775,236
Bank of China and others	From Nov. 2015 to Nov. 2023	27,800,680	27,743,519
Unsecured loans	From May 2016 to Aug. 2023	10,203,390	2,976,158
Secured loans	From Apr. 2017 to Apr. 2032	441,035	1,990,175
		111,044,973	86,782,088
Less: transaction costs		(436,963)	(476,770)
		110,608,010	86,305,318
Less: current portion		(8,155,234)	(29,595,931)
		$102,452,776	56,709,387
Unused credit facility		$37,220,839	79,933,812
Interest rate range		1.25%~ 5.16%	1.07%~ 6.32%

The Company entered into the aforementioned long-term loan arrangements with banks and financial institutions to finance capital expenditures for purchase of machinery and equipment, and to fulfill working capital, as well as to repay the matured debts. A commitment fee is negotiated with the leading banks of syndicated loans, and is calculated based on the committed-to-withdraw but unused balance, if any. No commitment fees were paid for the year ended December 31, 2018.

These credit facilities contain covenants that require the Company to maintain certain financial ratios, calculating based on the Company’s annual consolidated financial statements prepared in accordance with Taiwan Financial Reporting Standards, such as current ratio (defined as current assets divided by current liabilities excluding current portion of long-term debt and payable for equipment and construction), leverage ratio (calculated as the sum of short-term borrowings plus current portion of long-term debt and long-term debt to consolidated tangible net worth), interest coverage ratio, tangible net worth and others as specified in the loan agreements.

As of December 31, 2017 and 2018, the Company complied with all financial covenants required under each of the loan agreements.

Refer to note 39 for detailed information of exposures to interest rate, currency, and liquidity risks. Refer to note 42 for assets pledged as collateral to secure the aforementioned long-term borrowings.

The reconciliation of liabilities to cash flows arising from financing activities was as follows:

	Long-term borrowings	Short-term borrowings	Guarantee deposits	Total liabilities from financing activities
	(in thousands)
Balance at January 1, 2017	$124,262,620	526,723	838,263	125,627,606
Cash flows	(12,571,198)	2,903,927	(34,654)	(9,701,925)
Non-cash changes:
Changes in exchange rate	(1,142,980)	(6,274)	34,873	(1,114,381)
Effect of change in consolidated entities	(84,187)	-	-	(84,187)
Amortization on transaction costs	143,755	-	-	143,755
Balance at December 31, 2017	110,608,010	3,424,376	838,482	114,870,868
Cash flows	(24,464,961)	(2,817,894)	(13,402)	(27,296,257)
Non-cash changes:
Changes in exchange rate	27,663	(60,010)	(8,568)	(40,915)
Amortization on transaction costs	134,606	-	-	134,606
Balance at December 31, 2018	$86,305,318	546,472	816,512	87,668,302